PREPAID LAND LEASE PAYMENTS (Schedule of Prepaid Land Lease Payments) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
PREPAID LAND LEASE PAYMENTS [Abstract]
Prepaid land lease payments	¥ 445,444	$ 64,157	¥ 432,218
Less: accumulated amortization	(3,634)	(523)	(2,439)
Net carrying value	¥ 441,810	$ 63,634	¥ 429,779